UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alanna Sinclair-Whitty
Title:            Assistant Vice President and Secretary
Phone:            (905) 825-2457

Signature, Place, and Date of Signing:

/s/ Alanna Sinclair-Whitty     Oakville, Ontario, Canada     October 22, 2007
[Signature]                    [City, State]                       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:  $865,946

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.              Form 13F File Number             Name

1                028-11931                        Old Mutual (US) Holdings Inc.

30-SEP-07
NAME OF                          TITLE OF                 VALUE     SHARES OR SH/ PUT/  INVESTMENT OTHER        VOTING AUTHORITY
ISSUER                           CLASS         CUSIP      $000'S    PRN AMT   PRN CALL  DISCRETION MANAGERS  SOLE      SHARED  NONE

ABN AMBRO HOLDING NV             SPON ADR         937102  $  1,813     34,540 Shs       DEFINED       1        34,540
ALCAN INC.                       COM           013716105  $ 23,336    236,140 Shs       DEFINED       1       236,140
AON CORP                         COM           037389103  $  7,126    159,025 Shs       DEFINED       1       159,025
AUTOLIV INC.                     COM           052800109  $  3,103     51,930 Shs       DEFINED       1        51,930
AXA                              SPON ADR      054536107  $    961     21,550 Shs       DEFINED       1        21,550
BANK OF AMERICA CORPORATION      COM           060505104  $  7,314    145,491 Shs       DEFINED       1       145,491
BANK MONTREAL QUE                COM           063671101  $ 44,609    689,130 Shs       DEFINED       1       689,130
BANK NOVA SCOTIA HALIFAX         COM           064149107  $ 40,326    774,970 Shs       DEFINED       1       774,970
BARRICK GOLD INC.                COM           067901108  $ 28,106    706,424 Shs       DEFINED       1       706,424
BCE INC                          COM           05534B109  $ 23,402    588,942 Shs       DEFINED       1       588,942
BG PLC                           ADR FIN       055434203  $     69        790 Shs       DEFINED       1           790
BP PLC                           SPON ADR      055622104  $  2,852     41,120 Shs       DEFINED       1        41,120
BT GROUP PLC                     SPON ADR      05577E101  $  1,342     21,360 Shs       DEFINED       1        21,360
CAMECO  CORP.                    COM           13321L108  $ 17,221    376,910 Shs       DEFINED       1       376,910
CANADIAN NATURAL RESOURCES LTD.  COM           136385101  $  1,280     17,000 Shs       DEFINED       1        17,000
CANADIAN PACIFIC RAILWAY         COM           13645t100  $ 26,596    381,505 Shs       DEFINED       1       381,505
CANETIC RESOURCES TRUST          COM           137513107  $    228     15,200 Shs       DEFINED       1        15,200
CEMEX SAB DE CV                  SPON ADR      151290889  $    809     27,055 Shs       DEFINED       1        27,055
CHEVRON                          COM           166764100  $  5,269     56,300 Shs       DEFINED       1        56,300
COCA-COLA COMPANY                COM           191216100  $  4,742     82,515 Shs       DEFINED       1        82,515
COMCAST CORP.                    CL A          20030N101  $  5,916    244,650 Shs       DEFINED       1       244,650
COMMERCE BANCORP INC NJ          COM           200519106  $  3,630     93,605 Shs       DEFINED       1        93,605
DANAHER CORP DEL                 COM           235851102  $  4,239     51,250 Shs       DEFINED       1        51,250
DELL INC.                        COM           24702R101  $  4,866    176,300 Shs       DEFINED       1       176,300
DOMTAR CORP.                     COM           257559104  $     33      4,060 Shs       DEFINED       1         4,060
DOW CHEMICAL                     COM           260543103  $  3,515     81,620 Shs       DEFINED       1        81,620
DU PONT E I DE NEMOURS & CO      COM           263534109  $  3,624     73,120 Shs       DEFINED       1        73,120
ELDORADO GOLD CORP NEW           COM           284902103  $ 10,857  1,775,550 Shs       DEFINED       1     1,775,550
ENBRIDGE INC.                    COM           29250N105  $     15        400 Shs       DEFINED       1           400
FIFTH THIRD BANCORP.             COM           316773100  $  2,057     60,705 Shs       DEFINED       1        60,705
FRANCE TELECOM SA                SPON ADR      35177Q105  $  2,545     76,100 Shs       DEFINED       1        76,100
GLAXOSMITHKLINE PLC              SPON ADR      37733W105  $  1,292     24,280 Shs       DEFINED       1        24,280
HONEYWELL INTL INC               COM           438516106  $  4,227     71,070 Shs       DEFINED       1        71,070
HSBC HLDGS PLC                   SPON ADR NEW  404280406  $  4,325     46,705 Shs       DEFINED       1        46,705
IAMGOLD CORP                     COM           450913108  $ 15,459  1,794,600 Shs       DEFINED       1     1,794,600
IMPERIAL OIL LTD                 COM NEW       453038408  $ 23,517    479,075 Shs       DEFINED       1       479,075
ING GROUP N V                    SPON ADR      456837103  $  3,486     78,670 Shs       DEFINED       1        78,670
JOHNSON & JOHNSON                COM           478160104  $  6,153     93,650 Shs       DEFINED       1        93,650
KINROSS GOLD CORP                COM NO PAR    496902404  $ 23,210  1,635,650 Shs       DEFINED       1     1,635,650
LOWES COMPANIES INC.             COM           548661107  $  4,434    158,248 Shs       DEFINED       1       158,248
MANULIFE FINL CORP               COM           56501R106  $ 45,997  1,126,205 Shs       DEFINED       1     1,126,205
MATSUSHITA ELEC INDL             SPONS ADR     576879209  $  1,693     91,250 Shs       DEFINED       1        91,250
METLIFE INC.                     COM           59156R108  $  2,733     39,195 Shs       DEFINED       1        39,195
MICROSOFT CORP.                  COM           594918104  $  5,131    174,180 Shs       DEFINED       1       174,180
NTT DOCOMO INC                   SPON ADR      62942M201  $  3,167    222,400 Shs       DEFINED       1       222,400
NEWMONT MINING CORP.             COM           651639106  $  4,826    107,900 Shs       DEFINED       1       107,900
NOKIA CORP                       SPON ADR      654902204  $  2,520     66,445 Shs       DEFINED       1        66,445
NORTEL NETWORKS CORP NEW         COM           656568508  $ 23,330  1,073,818 Shs       DEFINED       1     1,073,818
NOVA CHEMICALS CORP.             COM           66977W109  $ 28,536    747,950 Shs       DEFINED       1       747,950
PEN WEST ENERGY TR               TR UNIT       707885109  $     15         51 Shs       DEFINED       1            51
PETRO-CDA                        COM           71644E102  $ 36,617    697,045 Shs       DEFINED       1       697,045
PFIZER INC                       COM           717081103  $  4,940    202,190 Shs       DEFINED       1       202,190
PIONEER NATURAL RESOURCES CO.    COM           723787107  $  3,501     77,855 Shs       DEFINED       1        77,855
QUEST DIAGNOSTICS INC.           COM           74834L100  $  6,577    113,855 Shs       DEFINED       1       113,855
ROGERS COMMUNICATIONS INC        CL B          775109200  $ 27,267    604,650 Shs       DEFINED       1       604,650
ROYAL BANK OF CANADA             COM           780087102  $ 55,105  1,005,115 Shs       DEFINED       1     1,005,115
SANOFI AVENTIS                   SPON ADR      80105N105  $  1,601     37,750 Shs       DEFINED       1        37,750
SHAW COMMUNICATIONS              CL B CONV     82028K200  $ 36,972  1,503,020 Shs       DEFINED       1     1,503,020
SIEMENS AG                       SPON ADR      826197501  $  1,090      7,945 Shs       DEFINED       1         7,945
SUN LIFE FINL INC.               COM           866796105  $ 41,203    792,590 Shs       DEFINED       1       792,590
3M CO                            CALL          88579Y101  $  5,696     65,625 Shs       DEFINED       1        65,625
TALISMAN ENERGY INC              COM           87425E103  $ 43,822  2,253,035 Shs       DEFINED       1     2,253,035
THOMSON CORP                     COM           884903105  $ 38,712    929,225 Shs       DEFINED       1       929,225
TIMBERLAND CO                    CL A          887100105  $  4,726    249,255 Shs       DEFINED       1       249,255
TORONTO DOMINION BK ONT          COM NEW       891160509  $ 54,737    720,345 Shs       DEFINED       1       720,345
TOTAL S A                        SPON ADR      89151E109  $  2,132     26,311 Shs       DEFINED       1        26,311
TRANSCANADA CORP.                COM           89353D107  $     92      2,550 Shs       DEFINED       1         2,550
UNITED TECHNOLOGIES CORP         COM           913017109  $  6,052     75,200 Shs       DEFINED       1        75,200
VERIZON COMMUNICATIONS           COM           92343V104  $  4,254     96,064 Shs       DEFINED       1        96,064
WACHOVIA CORP NEW                COM           929903102  $  4,963     98,970 Shs       DEFINED       1        98,970
WOLSELEY PLC                     SPON ADR      97786P100  $     36      2,120 Shs       DEFINED       1         2,120